Nov. 28, 2025
American Funds U.S. Government Money Market Fund
Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. Upon selling shares of the fund or exchanging those shares for shares of the American Funds, Capital Group KKR Public-Private+ Funds and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”), you may qualify for certain sales charge discounts. More information about these and other discounts is available from your financial professional and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.13	0.24	0.00	0.24	none	none	0.13	0.24
Other expenses	0.10	0.11	0.10	0.15	0.12	0.04	0.15	0.16
Total annual fund operating expenses	0.49	0.61	0.36	0.65	0.38	0.30	0.54	0.66

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.25	0.00	0.25	none	none	0.11	none	0.00
Other expenses	0.14	0.15	0.21	0.15	0.09	0.14	0.14	0.10
Total annual fund operating expenses	0.65	0.41	0.72	0.41	0.35	0.51	0.40	0.36
Fee waiver	–	–	–	–	–	0.05*	0.05*	–
Total annual fund operating expenses after fee waiver	0.65	0.41	0.72	0.41	0.35	0.46	0.35	0.36

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.39	1.10	0.95	0.65	0.45	0.35	0.30

* Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least December 1, 2026. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such fee waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
1 year	$50	$162	$286	$66	$39	$31	$55	$167	$66	$291
3 years	157	195	363	208	122	97	173	211	208	378
5 years	274	340	447	362	213	169	302	368	362	474
10 years	616	727	694	810	480	381	677	741	810	755

Share class:	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1	R-2	R-2E	R-3	R-4
1 year	$74	$42	$36	$47	$36	$37	$142	$112	$97	$66
3 years	230	132	113	159	123	116	440	350	303	208
5 years	401	230	197	280	219	202	761	606	525	362
10 years	894	518	443	636	500	456	1,669	1,340	1,166	810

Share class:	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1year	$46	$36	$31		1year	$62	$67
3years	144	113	97		3years	195	211
5years	252	197	169		5years	340	368
10years	567	443	381		10years	727	741

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1year	$46	$36	$31		1year	$62	$67
3years	144	113	97		3years	195	211
5years	252	197	169		5years	340	368
10years	567	443	381		10years	727	741

Principal investment strategies

The fund will invest at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities. Additionally, at least 80% of the fund’s assets will normally be invested in securities that are issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements that are fully collateralized by government securities.

Repurchase agreements are agreements under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares

Highest/Lowest quarterly results during this period were:

Highest 1.28% (quarter ended December 31, 2023)

Lowest 0.00% (quarter ended March 31, 2015)

The fund's total return for the nine months ended September 30, 2025, was 3.00%.

Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A	5/1/2009	4.80%	2.20%	1.48%	0.94%
C	5/1/2009	3.68	2.15	1.46	0.94
F-1	5/1/2009	4.64	2.08	1.32	0.84
F-2	5/1/2009	4.94	2.25	1.49	0.95
F-3	1/27/2017	5.01	2.29	N/A	1.94
529-A	5/1/2009	4.75	2.16	1.43	0.91
529-C	5/1/2009	3.62	2.11	1.43	0.91
529-E	5/1/2009	4.64	2.12	1.41	0.90
529-F-1	5/1/2009	4.82	2.19	1.44	0.92
529-F-2	10/30/2020	4.89	N/A	N/A	2.61
529-F-3	10/30/2020	4.95	N/A	N/A	2.64
ABLE-A	7/13/2018	4.84	2.21	N/A	2.12
ABLE-F-2	10/30/2020	4.96	N/A	N/A	2.65
R-1	5/1/2009	4.94	2.25	1.48	0.94
R-2	5/1/2009	3.88	1.66	0.95	0.60
R-2E	8/29/2014	4.18	1.83	1.09	1.06
R-3	5/1/2009	4.34	1.91	1.17	0.74
R-4	5/1/2009	4.65	2.08	1.33	0.85
R-5E	11/20/2015	4.86	2.20	N/A	1.58
R-5	5/1/2009	4.96	2.26	1.50	0.96
R-6	5/1/2009	5.01	2.29	1.54	0.98

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.28%	2.63%	1.86%	1.21%
For current 7-day yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.